As filed with the Securities and Exchange Commission on November 23, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period September 30, 2016

Trillium Mutual Funds
September 30, 2016

Item 1. Schedule of Investments.

Trillium Mutual Funds
Portfolio 21 Global Equity Fund
SCHEDULE OF INVESTMENTS at September 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 99.1%
Automobiles & Components: 2.7%
480,000	BYD Co. Ltd. (China)	$3,192,887
100,000	Denso Corp. (Japan)	3,990,454
96,105	Johnson Controls International PLC (United States)	4,471,784
		11,655,125
Banks: 8.2%
525,000	Banco Bilbao Vizcaya Argentaria SA (Spain)	3,176,563
2,500,000	Bank Rakyat Indonesia (Persero) Tbk PT (Indonesia)	2,345,845
7,000,000	Equity Group Holdings Ltd. (Kenya)	2,124,877
250,000	Hang Seng Bank Ltd. (Hong Kong)	4,487,821
447,420	New Resource Bank (United States) (a) (b) (c)	1,946,277
53,000	PNC Financial Services Group, Inc. (United States)	4,774,770
46,000	SVB Financial Group (United States) (a)	5,084,840
105,000	The Toronto Dominion Bank (Canada)	4,661,153
4,685,714	Turkiye Sinai Kalkinma Bankasi A/S (Turkey)	2,076,450
200,000	Westpac Banking Corp. (Australia)	4,550,439
		35,229,035
Capital Goods: 8.6%
155,000	Atlas Copco AB - Class A (Sweden)	4,666,203
9,000	Geberit AG (Switzerland)	3,945,064
70,000	Hexcel Corp. (United States)	3,101,000
125,000	Kingspan Group PLC (Ireland)	3,367,259
130,000	Koninklijke Philips Electronics NV (Netherlands)	3,846,664
275,000	Kubota Corp. (Japan)	4,162,267
190,000	Quanta Services, Inc. (United States) (a)	5,318,100
38,000	Rockwell Automation, Inc. (United States)	4,648,920
32,000	Siemens AG (Germany)	3,752,349
		36,807,826
Commercial & Professional Services: 2.7%
1,600,000	China Everbright International Ltd. (Hong Kong)	1,918,244
57,000	Verisk Analytics, Inc. (United States) (a)	4,632,960
76,000	Waste Management, Inc. (United States)	4,845,760
		11,396,964
Consumer Durables & Apparel: 2.5%
35,000	Coway Co. Ltd. (South Korea)	3,040,285
15,000	Kering (France)	3,026,761
85,000	Nike, Inc. - Class B (United States)	4,475,250
		10,542,296
Consumer Services: 2.2%
240,000	Compass Group PLC (United Kingdom)	4,647,970
24,000	Panera Bread Co. - Class A (United States) (a) (d)	4,673,280
		9,321,250
Diversified Financials: 3.7%
90,000	Bank of New York Mellon Corp. (United States)	3,589,200
110,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (United States)	2,570,700
19,000	Intercontinental Exchange, Inc. (United States)	5,117,840
55,000	MSCI, Inc. (United States)	4,616,700
		15,894,440

Trillium Mutual Funds
September 30, 2016

Energy: 1.0%
85,000	Koninnklijke Vopak NV (Netherlands)	4,458,018

Food, Beverage & Tobacco: 1.6%
58,000	Danone (France)	4,306,686
200,000	Darling Ingredients, Inc. (United States) (a)	2,702,000
		7,008,686
Food & Staples Retailing: 3.3%
55,000	CVS Health Corp. (United States)	4,894,450
300,000	Jeronimo Martins, SGPS, SA (Portugal)	5,199,509
100,000	United Natural Foods, Inc. (United States) (a)	4,004,000
		14,097,959
Health Care Equipment & Services: 2.9%
50,000	Coloplast A/S (Denmark)	3,888,565
50,000	Medtronic PLC (Ireland)	4,320,000
58,000	Sysmex Corp. (Japan)	4,303,221
		12,511,786
Household & Personal Products: 2.1%
18,000	L'Oreal (France)	3,402,189
120,000	Unilever NV (Netherlands)	5,528,818
		8,931,007
Insurance: 3.7%
27,000	Allianz SE (Germany)	4,012,497
580,000	Aviva PLC (United Kingdom)	3,309,506
85,000	MetLife, Inc. (United States)	3,776,550
40,000	The Travelers Companies, Inc. (United States)	4,582,000
		15,680,553
Materials: 7.8%
60,000	Ball Corp. (United States)	4,917,000
96,551	Croda International PLC (United Kingdom)	4,356,766
41,000	Ecolab, Inc. (United States)	4,990,520
94,444	Johnson Matthey PLC (United Kingdom)	4,028,418
550,000	Klabin SA (Brazil)	2,881,786
80,000	Novozymes A/S - Class B (Denmark)	3,528,470
34,000	Praxair, Inc. (United States)	4,108,220
150,000	Svenska Cellulosa AB - Class B (Sweden)	4,452,133
		33,263,313
Media: 0.9%
200,000	Reed Elsevier PLC (United Kingdom)	3,792,676

Pharmaceuticals, Biotechnology & Life Sciences: 9.0%
17,500	Biogen, Inc. (United States) (a)	5,478,025
50,000	CSL Ltd. (Australia)	4,111,534
45,000	Gilead Sciences, Inc. (United States)	3,560,400
95,000	Merck & Co., Inc. (United States)	5,928,950
48,000	Novartis AG (Switzerland)	3,788,176
120,000	Novo-Nordisk A/S - Class B (Denmark)	5,001,446
22,000	Roche Holdings AG (Switzerland)	5,466,969
32,000	Waters Corp. (United States) (a)	5,071,680
		38,407,180

Trillium Mutual Funds
September 30, 2016

Real Estate: 3.6%
170,000	Daiwa House Industry Co. Ltd. (Japan)	4,665,596
80,000	HCP, Inc. (United States)	3,036,000
36,000	Jones Lang Lasalle, Inc. (United States)	4,096,440
13,000	Unibail-Rodamco SE (France)	3,505,246
		15,303,282
Retailing: 3.1%
76,000	The TJX Companies, Inc. (United States)	5,683,280
60,000	Tractor Supply Co. (United States)	4,041,000
650,000	Woolworths Holdings Ltd. (South Africa)	3,669,984
		13,394,264
Semiconductors & Semiconductor Equipment: 4.8%
65,000	First Solar, Inc. (United States) (a) (d)	2,566,850
40,000	NPX Semiconductors NV (Netherlands) (a)	4,080,400
4,100	Samsung Electronic Co. Ltd. (South Korea)	5,972,726
170,000	SunPower Corp. (United States) (a) (d)	1,516,400
210,000	Taiwan Semiconductor Manufacturing Company Ltd. SA - ADR (Taiwan)	6,423,900
		20,560,276
Software & Services: 11.1%
35,000	Accenture PLC - Class A (Ireland)	4,275,950
45,000	Adobe Systems, Inc. (United States) (a)	4,884,300
11,000	Alphabet, Inc. - Class A (United States) (a)	8,844,660
100,000	Amadeus IT Holding SA (Spain)	4,991,321
50,000	Ansys, Inc. (United States) (a)	4,630,500
40,000	Intuit, Inc. (United States)	4,400,400
115,000	PayPal Holdings, Inc. (United States) (a)	4,711,550
53,000	SAP SE (Germany)	4,847,001
69,000	Visa, Inc. - Class A (United States)	5,706,300
		47,291,982
Technology Hardware & Equipment: 3.7%
59,500	Apple, Inc. (United States)	6,726,475
188,000	Cisco Systems, Inc. (United States)	5,963,360
40,000	IPG Photonics Corp. (United States) (a)	3,294,000
		15,983,835
Telecommunication Services: 3.9%
65,000	BCE, Inc. (Canada)	3,001,906
365,000	China Mobile Ltd. (Hong Kong)	4,483,795
190,000	KDDI Corp. (Japan)	5,886,582
60,000	Verizon Communications, Inc. (United States)	3,118,800
		16,491,083
Transportation: 4.3%
28,000	Canadian Pacific Railway Ltd. (Canada)	4,272,510
50,000	East Japan Railway Co. (Japan)	4,513,203
70,000	Ryder Systems, Inc. (United States)	4,616,500
45,000	United Parcel Service, Inc. - Class B (United States)	4,921,200
		18,323,413
Utilities: 1.7%
500,000	EDP Renovaveis SA (Spain)	4,011,998
160,000	Red Electrica Corp. SA (Spain)	3,452,264
		7,464,262

Trillium Mutual Funds
September 30, 2016

TOTAL COMMON STOCKS
(Cost $345,213,239)	423,810,511

PREFERRED STOCKS: 0.6%
Banks: 0.6%
250,000	Itau Unibanco Holding SA (Brazil) (d)	2,735,000

TOTAL PREFERRED STOCKS
(Cost $1,929,175)	2,735,000

SHORT-TERM INVESTMENTS: 0.9%
Money Market Funds: 0.9%
3,826,983	Invesco-Government & Agency Portfolio - Institutional, 0.310%^ (United States)	3,826,983
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,826,983)	3,826,983
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 1.0%
Money Market Funds: 1.0%
4,204,450	First American Government Obligations Fund - Class Z, 0.240%^ (United States)	4,204,450
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $4,204,450)	4,204,450
TOTAL INVESTMENTS IN SECURITIES: 101.6%
(Cost $355,173,847)	434,576,944
Liabilities in Excess of Other Assets: (1.6)%	(6,811,740)
TOTAL NET ASSETS: 100.0%	$427,765,204

(a)	Non-income producing security.
(b)	All or a portion of this security is considered illiquid. As of September 30, 2016 the total market value of illiquid securities was $1,946,277 or 0.5% of net assets.
(c)	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance June 30, 2016	Purchases	Sales	Share Balance September 30, 2016	Realized Gain (Loss)	Dividend Income	Value September 30, 2016	Acquisition Cost
New Resource Bank	447,420	-	-	447,420	$-	$-	$1,946,277	$1,968,648
Total							$1,946,277	$1,968,648

(d)
This security or a portion of this security was out on loan at September 30, 2016.  As of September 30, 2016 the total market value of loaned securities was $4,114,182 or 1.0% of net assets.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	American Depositary Receipt
^	Seven-day yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 were as follows+:

	Cost of investments	$355,173,847
	Gross unrealized appreciation	93,404,392
	Gross unrealized depreciation	(14,001,295)
	Net unrealized appreciation	$79,403,097

+Because tax adjustments are calculated annually at the end of the Portfolio 21 Global Equity Fund’s (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

Trillium Mutual Funds
September 30, 2016

Country	Percent of Net Assets
Australia	2.0%
Brazil	1.3%
Canada	2.8%
China	0.7%
Denmark	2.9%
France	3.3%
Germany	3.0%
Hong Kong	2.5%
Indonesia	0.6%
Ireland	2.8%
Japan	6.4%
Kenya	0.5%
Netherlands	4.2%
Portugal	1.2%
South Africa	0.9%
South Korea	2.1%
Spain	3.7%
Sweden	2.1%
Switzerland	3.1%
Taiwan	1.5%
Turkey	0.5%
United Kingdom	4.7%
United States	48.8%
Liabilities in Excess of Other Assets:	-1.6%
100.0%

Trillium Mutual Funds
September 30, 2016

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following is a summary of the arrangements subject to offsetting as of September 30, 2016:
				Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral	Net Amount
Liabilities:
Securities Lending	$4,204,450	$-	$4,204,450	$4,204,450	$-	$-

Trillium Mutual Funds
September 30, 2016

Summary of Fair Value Disclosure at September 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016.

Common Stocks	Level 1	Level 2	Level 3	Total
Automobiles & Components	$4,471,784	$7,183,341	$–	$11,655,125
Banks	18,591,917	16,637,118	–	35,229,035
Capital Goods	16,435,279	20,372,547	–	36,807,826
Commercial & Professional Services	9,478,720	1,918,244	–	11,396,964
Consumer Durables & Apparel	4,475,250	6,067,046	–	10,542,296
Consumer Services	4,673,280	4,647,970	–	9,321,250
Diversified Financials	15,894,440	–	–	15,894,440
Energy	–	4,458,018	–	4,458,018
Food, Beverage & Tobacco	2,702,000	4,306,686	–	7,008,686
Food & Staples Retailing	8,898,450	5,199,509	–	14,097,959
Health Care Equipment & Services	4,320,000	8,191,786	–	12,511,786
Household & Personal Products	–	8,931,007	–	8,931,007
Insurance	8,358,550	7,322,003	–	15,680,553
Materials	16,897,526	16,365,787	–	33,263,313
Media	–	3,792,676	–	3,792,676
Pharmaceuticals, Biotechnology & Life Sciences	20,039,055	18,368,125	–	38,407,180
Real Estate	7,132,440	8,170,842	–	15,303,282
Retailing	9,724,280	3,669,984	–	13,394,264
Semiconductors & Semiconductor Equipment	14,587,550	5,972,726	–	20,560,276
Software & Services	37,453,660	9,838,322	–	47,291,982
Technology Hardware & Equipment	15,983,835	–	–	15,983,835
Telecommunication Services	6,120,706	10,370,377	–	16,491,083
Transportation	13,810,210	4,513,203	–	18,323,413
Utilities	–	7,464,262	–	7,464,262
Total Common Stocks	$240,048,932	$183,761,579	$–	$423,810,511
Preferred Stocks
Banks	2,735,000	–	–	2,735,000
Total Preferred Stocks	2,735,000	–	–	2,735,000
Short-Term Investments	3,826,983	–	–	3,826,983
Investments Purchased with Cash
Proceeds from Securities Lending	4,204,450			4,204,450
Total Investments in Securities	$250,815,365	$183,761,579	$–	$434,576,944

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period. There were no transfers into or out of Level 1 or 2 during the period ended September 30, 2016.

Trillium Mutual Funds
September 30, 2016

Trillium Mutual Funds
Trillium Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS at September 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 97.5%
Automobiles & Components: 1.5%
1,768	BorgWarner, Inc.	$62,198

Banks: 7.3%
660	Eagle Bancorp, Inc. (a)	32,558
1,806	East West Bancorp, Inc.	66,298
959	First Republic Bank	73,948
618	SVB Financial Group (a)	68,314
4,240	Umpqua Holdings Corp.	63,812
		304,930
Capital Goods: 14.3%
237	Acuity Brands, Inc.	62,710
579	AO Smith Corp.	57,199
1,817	Hexcel Corp.	80,493
899	Lincoln Electric Holdings, Inc.	56,295
818	Middleby Corp. (a)	101,121
2,438	Quanta Services, Inc. (a)	68,240
1,310	Westinghouse Air Brake Technologies Corp.	106,962
1,225	Xylem, Inc.	64,251
		597,271
Commercial & Professional Services: 1.2%
2,959	Interface, Inc.	49,386

Consumer Durables & Apparel: 5.1%
358	Carter's, Inc.	31,042
1,182	Deckers Outdoor Corp. (a)	70,388
1,003	Lululemon Athletica, Inc. (a)	61,163
955	Newell Brands, Inc.	50,290
		212,883
Consumer Services: 1.8%
380	Panera Bread Co. - Class A (a)	73,994

Diversified Financials: 3.5%
1,755	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	41,014
1,788	Stifel Financial Corp. (a)	68,749
3,610	WisdomTree Investments, Inc.	37,147
		146,910
Energy: 1.8%
533	ONEOK, Inc.	27,391
2,742	Superior Energy Services, Inc.	49,082
		76,473
Food & Staples Retailing: 2.1%
2,220	United Natural Foods, Inc. (a)	88,889

Trillium Mutual Funds
September 30, 2016

Health Care Equipment & Services: 5.2%
1,113	DENTSPLY Sirona, Inc.	66,146
2,224	Hologic, Inc. (a)	86,357
1,693	Omnicell, Inc. (a)	64,842
		217,345
Household & Personal Products: 1.1%
936	Church & Dwight Co., Inc.	44,853

Insurance: 4.9%
5,902	Genworth Financial, Inc. - Class A (a)	29,274
2,260	Horace Mann Educators Corp.	82,829
532	Reinsurance Group America, Inc.	57,424
613	WR Berkley Corp.	35,407
		204,934
Materials: 6.0%
1,324	Minerals Technologies, Inc.	93,594
3,973	Owens-Illinois, Inc. (a)	73,063
813	Sealed Air Corp.	37,252
911	Sonoco Products Co.	48,128
		252,037
Media: 1.7%
2,469	IMAX Corp.(a)	71,527

Pharmaceuticals, Biotechnology & Life Sciences: 5.5%
469	Alkermes PLC (a)	22,057
355	bluebird bio, Inc. (a)	24,062
1,879	Cambrex Corp. (a)	83,540
463	Five Prime Therapeutics, Inc. (a)	24,303
149	Ligand Pharmaceuticals, Inc. (a)	15,207
383	Waters Corp. (a)	60,702
		229,871
Real Estate: 8.6%
1,688	Acadia Realty Trust	61,173
434	Camden Property Trust	36,343
1,560	CBRE Group, Inc. - Class A (a)	43,649
3,492	Forest City Realty Trust, Inc. - Class A	80,770
1,519	LTC Properties, Inc.	78,973
1,494	Tanger Factory Outlet Centers, Inc.	58,206
		359,114
Retailing: 1.7%
558	Nordstrom, Inc.	28,949
2,544	Tailored Brands, Inc.	39,941
		68,890
Semiconductors & Semiconductor Equipment: 4.5%
738	First Solar, Inc. (a)	29,144
1,644	Maxim Integrated Products, Inc.	65,645
933	NXP Semiconductors NV (a)	95,175
		189,964
Software & Services: 5.6%
858	ANSYS, Inc. (a)	79,460
960	LogMeIn, Inc.	86,774
2,144	Zendesk, Inc. (a)	65,842
		232,076

Trillium Mutual Funds
September 30, 2016

Technology Hardware & Equipment: 7.6%
868	F5 Networks, Inc. (a)	108,187
675	IPG Photonics Corp. (a)	55,586
658	Palo Alto Networks, Inc. (a)	104,839
777	Rogers Corp. (a)	47,459
		316,071
Telecommunication Services: 0.7%
267	SBA Communications Corp. - Class A (a)	29,947

Transportation: 1.3%
693	JB Hunt Transport Services, Inc.	56,230

Utilities: 4.5%
1,468	Avista Corp.	61,348
543	ONE Gas, Inc.	33,579
1,907	Ormat Technologies, Inc.	92,318
		187,245
TOTAL COMMON STOCKS
(Cost $3,742,320)		4,073,038

SHORT-TERM INVESTMENTS: 1.1%
43,937	Invesco-Government & Agency Portfolio - Institutional, 0.310%^	43,937
TOTAL SHORT-TERM INVESTMENTS
(Cost $43,937)		43,937
TOTAL INVESTMENTS IN SECURITIES: 98.6%
(Cost $3,786,257)		4,116,975
Other Assets in Excess of Liabilities: 1.4%		58,006
TOTAL NET ASSETS: 100.0%		$4,174,981

(a)	Non-income producing security.
^	Seven-day yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 were as follows+:

Cost of investments	$3,786,257
Gross unrealized appreciation	463,864
Gross unrealized depreciation	(133,146)
Net unrealized appreciation	$330,718

+Because tax adjustments are calculated annually at the end of the Trillium Small/Mid Cap Fund’s (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

Trillium Mutual Funds
September 30, 2016

Summary of Fair Value Disclosure at September 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016.

	Level 1	Level 2	Level 3	Total
Common Stocks	$4,073,038	$–	$–	$4,073,038
Short-Term Investments	43,937	-	-	43,937
Total Investments in Securities	$4,116,975	$–	$–	$4,116,975

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period. There were no transfers into or out of Level 1 or 2 as of September 30, 2016.

Trillium Mutual Funds
September 30, 2016

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

Trillium Mutual Funds
September 30, 2016

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*  /s/ Elaine E. Richards
Elaine E. Richards, President and Principal Executive Officer

Date  November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Elaine E. Richards
Elaine E. Richards, President and Principal Executive Officer

Date  November 22, 2016

By (Signature and Title)*  /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer and Principal Financial Officer

Date  November 23, 2016
* Print the name and title of each signing officer under his or her signature.

Trillium Mutual Funds
September 30, 2016